SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Receivable (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Trade and other payable
Other receivables	$ 28,824,998	$ 19,327,584	$ 11,153,705
Total	10,992,275	3,651,634	3,345,632
Parents companies and related parties to Parents
Trade and other payable
Other receivables			770,549
Shareholders and other related parties
Trade and other payable
Trade debtors		640,258
Other receivables	3,792,429	1,182	134,172
Joint ventures
Trade and other payable
Trade debtors	865,627	22,429	221,048
Other receivables	$ 6,334,219	$ 2,987,765	$ 2,219,863